Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Term Loan		Drawn	December 31,
Issue Date	Maturity Date	Amount	2020	2021
November 10, 2021	November 10, 2026	28,000,000	—	28,000,000

Total			—	28,000,000
Current portion of long-term debt			—	4,804,000
Long - term debt			—	23,196,000

Total debt			—	28,000,000
Current portion of deferred finance charges			—	56,384
Deferred finance charges non-current			—	107,029

Total deferred finance charges			—	163,413

Total debt			—	28,000,000
Less: Total deferred finance charges			—	163,413

Total debt, net of deferred finance charges			—	27,836,587
Less: Current portion of long-term debt, net of current portion of deferred finance charges			—	4,747,616

Total long – term debt			—	23,088,971

Summary of Annual Principal Payments Loan
The annual principal payments to be made, for the abovementioned loan, after December 31, 2021 are as follows:

December 31,	Amount
2022	4,804,000
2023	4,804,000
2024	4,804,000
2025	4,804,000
2026	8,784,000

Total	28,000,000